Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 22,000	$ 22,129	$ 21,522
Increase	2,002	10,610	5,768
Usage of tax losses	(5,685)	(10,706)	(4,558)
Effect of foreign currency exchange rates	(760)	(33)	(603)
Balance at end of the period	$ 17,557	$ 22,000	$ 22,129